Non-controlling interests (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-controlling interests
Total	$ 484,408	$ 9,203
Weibo
Non-controlling interests
Total	468,117	(2,430)
Others
Non-controlling interests
Total	$ 16,291	$ 11,633